FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 M
Total
Financial assets:
Cash equivalents and short-term investments	$ 7,645
Available-for-sale securities	145,411
Trade receivables	75,899
Total financial assets	228,955
Maximum term of maturity from the date of purchase to classify marketable securities as cash equivalents (in months)	3
Minimum term of maturity from the date of purchase to classify marketable securities as short-term investments (in months)	3
Financial liabilities:
Fair value of derivative financial instruments	4,404
Level 1
Financial assets:
Available-for-sale securities	142,490
Total financial assets	142,490
Level 2
Financial assets:
Cash equivalents and short-term investments	7,645
Available-for-sale securities	2,921
Trade receivables	75,899
Total financial assets	86,465
Financial liabilities:
Fair value of derivative financial instruments	$ 4,404